INTANGIBLE ASSETS, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
INTANGIBLE ASSETS, NET
Less: accumulated amortization	¥ (56,848)		¥ (40,809)
Intangible assets, net	79,600		55,484		$ 11,541
Amortization of intangible assets	17,324	$ 2,512	11,904	¥ 10,177
Trademark
INTANGIBLE ASSETS, NET
Intangible assets, gross	1,230		1,581
Computer software
INTANGIBLE ASSETS, NET
Intangible assets, gross	¥ 135,218		¥ 94,712